Cover	Oct. 06, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 06, 2021
Entity File Number	001-37673
Entity Registrant Name	WORKHORSE GROUP INC.
Entity Central Index Key	0001425287
Entity Tax Identification Number	26-1394771
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	100 COMMERCE DRIVE
Entity Address, City or Town	LOVELAND
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45140
City Area Code	513
Local Phone Number	360-4704
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	WKHS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false